Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated
Financial information by business segment as follows:

	Years ended December 31,
	2018	2017	2016
Revenue:
Transportation	$270,283	$229,833	$167,181
CWI	319,405	317,297	276,465
WWI	—	—	29,931
Total segment revenues	$589,688	$547,130	$473,577
Less: equity investees' revenue	(319,405)	(317,297)	(306,396)
Consolidated revenue from continuing operations	$270,283	$229,833	$167,181
Consolidated revenue from discontinuing operations	$8,837	$46,268	$57,715

Reconciliation of Operating Loss from Segments to Consolidated

	Years ended December 31,
	2018	2017	2016
Operating income (loss):
Transportation	$(10,706)	$(40,638)	$(63,608)
CWI	55,411	57,276	29,782
Corporate	(31,511)	(22,256)	(31,923)
Restructuring costs	(808)	(1,682)	(19,000)
Foreign exchange loss	(8,957)	(562)	(6,565)
Impairments on long lived assets, net (note 10)	(736)	(1,550)	(4,843)
WWI	—	—	718
Total segment operating income (loss)	2,693	(9,412)	(95,439)
Less: equity investees’ operating income	(55,411)	(57,276)	(30,500)
Consolidated loss from continuing operations	$(52,718)	$(66,688)	$(125,939)
Consolidated income (loss) from discontinued operations	$(972)	$909	$4,066

Schedule of Segment Reporting Information

	Years ended December 31,
	2018	2017	2016

Total additions to long-lived assets, excluding business combinations:
Transportation	$10,062	$25,177	$8,181
Corporate	211	111	473
	$10,273	$25,288	$8,654

Schedule Of Geographical Revenue Information
Product and service and other revenues are attributable to geographical regions based on location of the Company’s customers and presented as a percentage of the Company’s product and service revenues are as follows:

	% of total product revenue and service and other revenue
	Years ended December 31,
	2018	2017	2016
Europe	62%	60%	63%
Americas	18%	20%	23%
Asia	10%	12%	12%
Others	10%	8%	2%

Schedule Of Allocation Of The Total Assets
Total assets are allocated as follows:

	Total assets by operating segment
	Years ended December 31
	2018	2017
Transportation	$236,340	$254,037
Corporate	31,912	42,593
CWI	112,053	131,986
	$380,305	$428,616
Add: assets held for sale	1,676	16,992
Less: equity investee's total assets	(112,053)	(131,986)
Total consolidated assets	$269,928	$313,622

Schedule of Assets by Segment
Long-lived assets information by geographic area:

December 31, 2018	Property, plant and equipment	Intangible assets and goodwill	Total
Italy	$23,470	$16,067	$39,537
Canada	35,089	237	35,326
United States	1,210	—	1,210
Rest of Europe	2,870	3,695	6,565
Asia Pacific	1,726	—	1,726
	64,365	19,999	84,364
Less: equity investee's long lived assets	(934)	—	(934)
Total consolidated long-lived assets	$63,431	$19,999	$83,430

December 31, 2017 (Adjusted, note 6)	Property, plant and equipment	Intangible assets and goodwill	Total
Italy	$24,660	$19,476	$44,136
Canada	39,732	317	40,049
United States	1,587	—	1,587
Rest of Europe	2,859	4,474	7,333
Asia Pacific	2,211	—	2,211
	71,049	24,267	95,316
Less: equity investee's long lived assets	(1,245)	—	(1,245)
Total consolidated long-lived assets	$69,804	$24,267	$94,071